Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
Afterpay Ltd.(a)	84,252	$6,010,279
APA Group	1,081,065	7,701,518
Aristocrat Leisure Ltd.	231,328	7,330,126
ASX Ltd.	170,882	10,052,183
Australia & New Zealand Banking Group Ltd.	889,050	19,727,584
BlueScope Steel Ltd.	454,999	7,462,433
Brambles Ltd.	1,118,775	9,341,637
Cochlear Ltd.	51,923	9,093,047
Coles Group Ltd.	444,830	5,684,153
Commonwealth Bank of Australia	588,964	45,375,128
Computershare Ltd.	478,466	5,800,953
CSL Ltd.	151,354	33,931,450
Dexus	1,151,088	9,279,095
Fortescue Metals Group Ltd.	771,285	13,356,850
Goodman Group	535,298	8,034,782
GPT Group (The)	1,608,605	5,719,535
Insurance Australia Group Ltd.	1,493,553	5,792,204
Lendlease Corp. Ltd.	600,917	5,705,466
Macquarie Group Ltd.	128,576	15,077,213
Mirvac Group	3,809,505	8,213,493
National Australia Bank Ltd.	1,000,471	20,823,330
Newcrest Mining Ltd.	373,815	8,141,746
Northern Star Resources Ltd.	652,127	5,861,905
QBE Insurance Group Ltd.	710,047	6,005,255
Ramsay Health Care Ltd.	117,441	5,755,486
Rio Tinto Ltd.	190,496	18,173,712
Rio Tinto PLC.	452,826	38,942,238
Seek Ltd.	249,607	5,889,462
Sonic Healthcare Ltd.	207,611	5,572,624
Stockland	1,690,066	6,100,475
Sydney Airport(a)	1,256,247	5,687,153
Tabcorp Holdings Ltd.	1,448,909	5,717,230
Transurban Group	1,203,042	12,887,478
Wesfarmers Ltd.	378,543	16,180,703
Westpac Banking Corp.	1,166,111	23,841,784
Woodside Petroleum Ltd.	751,203	12,644,800
Woolworths Group Ltd.	368,360	11,834,900
		448,749,410
Austria — 0.4%
Erste Group Bank AG	135,218	5,538,426
OMV AG	202,561	11,554,981
voestalpine AG	124,872	5,617,390
		22,710,797
Belgium — 0.9%
Anheuser-Busch InBev SA/NV	293,797	21,969,811
KBC Group NV	120,183	9,794,693
Solvay SA	42,216	5,677,826
UCB SA	58,198	5,420,233
Umicore SA	115,051	6,875,669
		49,738,232
Denmark — 2.7%
AP Moller - Maersk A/S, Class A	3,000	7,902,882
Carlsberg A/S, Class B	74,877	13,678,872
Chr Hansen Holding A/S	62,255	5,574,257
Coloplast A/S, Class B	43,478	6,835,402
DSV Panalpina A/S	61,176	14,753,749
Genmab A/S(a)	23,580	9,508,223
GN Store Nord A/S	73,082	6,186,248
Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	675,863	$53,342,439
Novozymes A/S, Class B	85,221	6,192,841
Orsted A/S(b)	80,973	12,239,871
Pandora A/S	46,553	6,268,154
Vestas Wind Systems A/S	409,369	15,869,317
		158,352,255
Finland — 1.2%
Elisa OYJ	96,185	5,659,881
Kesko OYJ, Class B	206,739	7,124,836
Neste OYJ.	206,299	13,556,518
Nokia OYJ(a)	1,939,431	10,044,312
Nordea Bank Abp	681,587	7,294,461
Orion OYJ, Class B	127,286	5,460,115
UPM-Kymmene OYJ	340,098	12,916,484
Wartsila OYJ Abp	432,450	5,817,999
		67,874,606
France — 11.1%
Air Liquide SA	116,225	19,697,948
Airbus SE(a)	162,912	21,138,795
Alstom SA(a)	118,270	6,621,972
Amundi SA(b)	67,352	5,966,850
Atos SE(c)	92,801	6,194,749
AXA SA	916,158	25,252,908
BNP Paribas SA	382,091	26,011,680
Bouygues SA	136,538	5,550,736
Capgemini SE	58,218	10,821,205
Carrefour SA	273,759	5,576,915
Cie. de Saint-Gobain(a)	154,285	10,296,558
Cie. Generale des Etablissements Michelin SCA	88,937	13,614,655
CNP Assurances.	313,948	5,674,582
Credit Agricole SA	355,646	5,287,274
Danone SA	278,993	19,833,496
Dassault Systemes SE	58,048	13,297,491
Edenred	100,557	5,447,269
Eiffage SA	52,350	5,760,995
Engie SA	543,045	8,038,748
EssilorLuxottica SA	92,591	15,997,510
Gecina SA	58,598	9,316,498
Hermes International	7,157	10,045,525
Kering SA	27,699	25,349,739
Legrand SA	79,711	8,322,523
L'Oreal SA	109,845	49,293,992
LVMH Moet Hennessy Louis Vuitton SE.	90,513	72,083,714
Natixis SA(a)	1,135,512	5,608,800
Orange SA	481,129	6,101,174
Pernod Ricard SA	79,320	17,410,356
Publicis Groupe SA	87,090	5,886,948
Safran SA	113,993	16,992,440
Sanofi	326,973	34,590,155
Schneider Electric SE	216,347	34,112,098
Societe Generale SA	316,768	10,125,219
Teleperformance	25,161	9,643,385
Thales SA	56,590	5,777,709
TOTAL SE	949,634	44,012,977
Unibail-Rodamco-Westfield(a)	68,299	5,930,855
Valeo SA	176,284	5,736,644
Vinci SA	133,266	15,070,867
Vivendi SE	293,349	10,619,310

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Worldline SA(a)(b)	79,503	$7,576,861
		645,690,125
Germany — 8.7%
adidas AG	76,118	27,666,382
Allianz SE, Registered	169,950	44,655,415
BASF SE	322,257	26,190,974
Bayerische Motoren Werke AG	155,474	16,408,233
Beiersdorf AG	59,186	6,983,591
Brenntag SE.	65,364	6,143,359
Commerzbank AG(a)	726,775	5,843,914
Continental AG(a)	39,883	5,876,481
Covestro AG(b)	82,226	5,743,378
Daimler AG, Registered	274,348	25,439,066
Delivery Hero SE(a)(b)	56,349	7,708,836
Deutsche Bank AG, Registered(a)	712,169	10,596,760
Deutsche Boerse AG.	95,192	15,513,021
Deutsche Post AG, Registered	391,009	26,583,548
Deutsche Telekom AG, Registered	777,669	16,099,694
Deutsche Wohnen SE	119,433	7,598,268
E.ON SE	1,039,742	12,526,907
Fresenius SE & Co. KGaA	105,729	5,681,799
HeidelbergCement AG	83,261	7,571,396
HelloFresh SE(a)	67,692	6,162,802
Henkel AG & Co. KGaA	63,499	6,245,904
Infineon Technologies AG	508,703	20,601,362
LEG Immobilien SE	40,358	5,898,506
Merck KGaA	83,853	15,068,402
MTU Aero Engines AG	24,278	6,236,017
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	53,490	15,399,766
Puma SE	68,892	7,873,952
SAP SE	412,520	56,955,696
Siemens AG, Registered	274,726	44,337,414
Symrise AG.	44,282	5,849,274
TeamViewer AG(a)(b)	149,061	5,880,966
Telefonica Deutschland Holding AG	1,802,072	4,910,988
Volkswagen AG	18,106	6,426,494
Vonovia SE	142,319	8,870,812
Zalando SE(a)(b)	58,894	6,267,642
		503,817,019
Hong Kong — 3.0%
AIA Group Ltd.	4,335,400	55,618,887
BOC Hong Kong Holdings Ltd.	3,868,000	13,993,088
Galaxy Entertainment Group Ltd.(a)	747,000	6,061,462
Hang Seng Bank Ltd.(c)	569,000	11,835,608
Hong Kong Exchanges & Clearing Ltd.	392,000	24,549,173
MTR Corp. Ltd.(c)	2,560,500	14,256,910
Sands China Ltd.(a)	2,145,200	9,527,585
Sun Hung Kai Properties Ltd.	589,000	9,046,494
Swire Pacific Ltd., Class A	1,011,500	7,599,847
Swire Properties Ltd.	3,066,000	9,025,587
Techtronic Industries Co. Ltd.	490,000	9,034,686
Wharf Real Estate Investment Co. Ltd.	1,034,000	6,058,636
		176,607,963
Ireland — 0.7%
CRH PLC.	343,753	17,824,983
Flutter Entertainment PLC(a)	54,122	10,021,531
Kerry Group PLC, Class A	67,879	9,142,852
Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	65,057	$6,085,518
		43,074,884
Israel — 0.5%
Bank Hapoalim BM(a)	872,264	7,397,781
Bank Leumi Le-Israel BM(a)	771,039	6,028,436
CyberArk Software Ltd.(a)(c)	48,390	6,123,271
Isracard Ltd.(a)	1	4
Wix.com Ltd.(a)	31,436	8,168,959
		27,718,451
Italy — 2.1%
Amplifon SpA	137,561	6,523,522
Assicurazioni Generali SpA	448,074	9,186,005
CNH Industrial NV	513,448	8,846,779
Enel SpA	3,647,775	35,789,566
Eni SpA	1,389,683	17,009,383
Intesa Sanpaolo SpA	9,169,241	27,004,413
Snam SpA	1,020,298	5,975,724
Terna SPA	874,161	6,656,170
UniCredit SpA	580,317	7,422,253
		124,413,815
Japan — 22.6%
Advantest Corp.	68,700	6,153,916
Aeon Co. Ltd.	316,500	8,417,061
Ajinomoto Co. Inc.	259,200	5,925,369
Asahi Group Holdings Ltd.	189,500	8,969,573
Asahi Kasei Corp.	766,000	8,351,550
Astellas Pharma Inc.	901,000	14,678,496
Azbil Corp.	163,500	6,505,687
Bridgestone Corp.	206,900	9,004,839
Canon Inc.	262,000	6,100,483
Capcom Co. Ltd.	185,200	6,070,099
Central Japan Railway Co.	39,200	5,781,597
Chugai Pharmaceutical Co. Ltd.	277,900	10,563,592
Dai Nippon Printing Co. Ltd.	274,200	5,857,729
Dai-ichi Life Holdings Inc.	362,500	7,335,520
Daiichi Sankyo Co. Ltd.	608,100	13,943,732
Daikin Industries Ltd.	99,900	19,543,471
Daiwa House Industry Co. Ltd.	203,500	5,904,002
Daiwa Securities Group Inc.	960,600	5,483,562
Denso Corp.	199,500	13,548,785
East Japan Railway Co.	141,000	9,800,419
Eisai Co. Ltd.	130,200	8,689,920
ENEOS Holdings Inc.	2,192,600	9,005,377
Fanuc Corp.	56,000	13,319,108
Fast Retailing Co. Ltd.	21,600	17,433,288
FUJIFILM Holdings Corp.	149,900	10,366,846
Fujitsu Ltd.	96,500	15,592,279
Hankyu Hanshin Holdings Inc.	178,000	5,524,067
Hitachi Construction Machinery Co. Ltd.	174,000	5,722,787
Hitachi Ltd.	358,000	18,603,253
Honda Motor Co. Ltd.	525,400	15,875,109
Hoya Corp.	127,000	16,509,637
Ibiden Co. Ltd.	139,100	6,396,581
Idemitsu Kosan Co. Ltd.	222,900	5,230,071
Inpex Corp.	930,100	6,350,327
Isuzu Motors Ltd.	461,600	6,039,391
Itochu Corp.	768,700	22,644,300
Japan Post Holdings Co. Ltd.	659,200	5,451,988
JFE Holdings Inc.	410,700	5,424,784

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	188,900	$11,482,310
KDDI Corp.	774,900	26,189,873
Keio Corp.	86,300	5,323,347
Keyence Corp.	59,900	29,224,317
Kikkoman Corp.	90,600	5,832,795
Kirin Holdings Co. Ltd.	343,700	6,925,302
Komatsu Ltd.	448,000	13,017,445
Kubota Corp.	385,500	8,682,974
Kurita Water Industries Ltd.	128,300	5,858,918
Kyocera Corp.	141,400	8,614,094
Kyowa Kirin Co. Ltd.	188,200	5,646,883
Lawson Inc.	119,900	5,366,074
Lixil Corp.	209,000	5,458,614
M3 Inc.	123,200	8,271,646
Marubeni Corp.	670,600	5,862,298
Mazda Motor Corp.(a)	686,700	5,798,362
Mitsubishi Chemical Holdings Corp.	729,400	5,782,771
Mitsubishi Corp.	335,300	9,070,642
Mitsubishi Electric Corp.	410,000	6,282,532
Mitsubishi Estate Co. Ltd.	356,200	5,720,979
Mitsubishi Heavy Industries Ltd.	184,400	5,548,029
Mitsubishi UFJ Financial Group Inc.	3,383,700	19,085,210
Mitsui Chemicals Inc.	165,500	5,493,379
Mitsui Fudosan Co. Ltd.	347,900	8,032,121
Miura Co. Ltd.	117,800	5,371,945
Mizuho Financial Group Inc.	831,500	12,630,907
MS&AD Insurance Group Holdings Inc.	300,500	9,113,380
Murata Manufacturing Co. Ltd.	196,300	14,741,004
Nabtesco Corp.	128,500	5,842,930
NEC Corp.	119,100	5,523,738
Nidec Corp.	136,000	15,392,124
Nintendo Co. Ltd.	38,808	23,935,056
Nippon Building Fund Inc.	906	5,718,584
Nippon Express Co. Ltd.	72,300	5,753,948
Nippon Paint Holdings Co. Ltd.	364,700	5,233,461
Nippon Steel Corp.	303,000	5,638,635
Nippon Telegraph & Telephone Corp.	445,400	11,905,205
Nippon Yusen KK	147,600	6,033,457
Nitto Denko Corp.	75,400	5,799,979
Nomura Holdings Inc.	1,507,300	8,205,961
Nomura Research Institute Ltd.	219,400	6,950,409
NTT Data Corp.	379,100	6,122,787
Obayashi Corp.	620,600	5,184,596
Odakyu Electric Railway Co. Ltd.	205,100	5,259,403
Olympus Corp.	299,300	6,373,621
Omron Corp.	161,500	12,602,050
Ono Pharmaceutical Co. Ltd.	245,600	5,518,264
Oriental Land Co. Ltd.	70,100	10,370,986
ORIX Corp.	522,400	9,136,940
Otsuka Holdings Co. Ltd.	139,900	5,751,060
Panasonic Corp.	1,013,300	11,421,700
Rakuten Group Inc.	461,800	5,252,487
Recruit Holdings Co. Ltd.	454,000	22,850,653
Resona Holdings Inc.	1,839,400	7,800,924
Rohm Co. Ltd.	62,000	5,824,925
Secom Co. Ltd.	107,800	8,382,694
Sekisui Chemical Co. Ltd.	335,100	5,657,337
Sekisui House Ltd.	424,600	8,766,767
Seven & i Holdings Co. Ltd.	226,600	9,740,234
SG Holdings Co. Ltd.	254,100	5,653,440
Security	Shares	Value

Japan (continued)
Shimadzu Corp.	159,800	$5,554,621
Shimizu Corp.	706,000	5,747,227
Shin-Etsu Chemical Co. Ltd.	101,700	17,341,974
Shionogi & Co. Ltd.	151,100	7,632,747
Shiseido Co. Ltd.	117,500	8,456,729
Softbank Corp.	1,041,100	13,292,312
SoftBank Group Corp.	411,900	30,881,808
Sohgo Security Services Co. Ltd.	120,400	5,476,434
Sompo Holdings Inc.	191,000	7,637,457
Sony Group Corp.	484,300	47,344,982
Stanley Electric Co. Ltd.	205,700	6,067,664
Sumitomo Chemical Co. Ltd.	1,467,800	7,967,735
Sumitomo Metal Mining Co. Ltd.	198,900	8,840,862
Sumitomo Mitsui Financial Group Inc.	371,300	13,318,764
Sumitomo Mitsui Trust Holdings Inc.	256,100	8,769,523
Sysmex Corp.	96,800	9,792,120
Takeda Pharmaceutical Co. Ltd.	598,094	20,193,351
TDK Corp.	52,600	6,633,477
Terumo Corp.	242,100	9,250,058
Tokio Marine Holdings Inc.	189,100	8,876,707
Tokyo Century Corp.	93,500	5,452,510
Tokyo Electron Ltd.	59,300	26,217,136
Tokyo Gas Co. Ltd.	269,900	5,313,226
Tokyu Corp.	424,600	5,645,623
Toray Industries Inc.	945,500	6,075,509
Toshiba Corp.	139,500	5,807,926
TOTO Ltd.	108,200	5,776,004
Toyota Motor Corp.	714,900	59,198,811
Unicharm Corp.	146,300	5,742,294
West Japan Railway Co.	102,000	5,759,390
Yamaha Corp.	98,200	5,844,412
Yamaha Motor Co. Ltd.	251,600	7,272,099
Yaskawa Electric Corp.	130,500	6,265,509
Yokogawa Electric Corp.	335,800	5,269,135
		1,310,867,237
Netherlands — 4.8%
Adyen NV(a)(b)	5,137	11,815,638
Aegon NV	1,169,666	5,510,765
Akzo Nobel NV	102,541	13,179,468
ArcelorMittal SA(a)	191,311	6,280,859
Argenx SE(a)	20,447	5,592,845
ASM International NV	20,470	6,424,653
ASML Holding NV	154,008	103,085,482
Heineken NV	116,342	13,852,766
ING Groep NV	1,388,532	19,300,516
Koninklijke Ahold Delhaize NV	240,160	6,930,015
Koninklijke DSM NV	69,635	12,806,100
Koninklijke KPN NV	1,859,904	6,171,945
Koninklijke Vopak NV	119,333	5,628,602
NN Group NV	109,238	5,537,333
Prosus NV	174,267	18,067,416
Randstad NV	73,673	5,722,695
Stellantis NV	551,726	10,920,128
STMicroelectronics NV	236,278	8,816,592
Wolters Kluwer NV	144,214	13,797,104
		279,440,922
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	257,734	5,563,886
Meridian Energy Ltd.	1,469,330	5,560,731

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Ryman Healthcare Ltd.	521,780	$4,948,633
Xero Ltd.(a)	62,254	6,356,449
		22,429,699
Norway — 0.9%
DNB ASA	258,145	5,707,306
Equinor ASA	724,243	15,581,177
Mowi ASA	226,462	5,885,305
Norsk Hydro ASA	1,017,692	6,661,634
Orkla ASA	766,153	7,947,700
Telenor ASA	551,592	9,525,900
		51,309,022
Portugal — 0.2%
Galp Energia SGPS SA	856,840	10,634,853

Singapore — 1.1%
CapitaLand Ltd.	2,911,700	8,049,643
City Developments Ltd.	1,052,000	6,095,083
DBS Group Holdings Ltd.	738,000	16,744,842
Keppel Corp. Ltd.	1,992,200	8,021,051
Oversea-Chinese Banking Corp. Ltd.	1,808,800	16,895,327
Singapore Telecommunications Ltd.	4,849,900	8,829,183
		64,635,129
Spain — 2.5%
Amadeus IT Group SA(a)	157,944	11,867,897
Banco Bilbao Vizcaya Argentaria SA	2,844,464	17,800,642
Banco Santander SA	4,752,690	19,863,175
CaixaBank SA	1,866,333	6,390,682
Cellnex Telecom SA(b)	138,686	8,290,180
Iberdrola SA	2,430,418	32,582,216
Industria de Diseno Textil SA	524,285	20,229,701
Naturgy Energy Group SA	288,137	7,526,237
Red Electrica Corp. SA	174,858	3,501,113
Repsol SA	873,608	11,644,620
Telefonica SA	1,160,651	5,700,022
		145,396,485
Sweden — 3.8%
Alfa Laval AB	157,855	5,941,896
Assa Abloy AB, Class B	329,092	10,080,065
Atlas Copco AB, Class A	233,814	14,169,494
Atlas Copco AB, Class B	139,512	7,178,921
Boliden AB	308,720	12,360,920
Epiroc AB, Class A	242,150	5,471,154
Epiroc AB, Class B	269,694	5,371,122
Essity AB, Class B	367,606	12,670,523
Evolution AB(b)	61,804	11,816,113
H & M Hennes & Mauritz AB, Class B(a)	315,888	8,050,394
Hexagon AB, Class B	1,869	26,603
ICA Gruppen AB	114,183	5,515,377
Investor AB, Class B	387,737	8,938,852
Kinnevik AB(a)	103,274	1,964,956
Kinnevik AB, Class B	183,787	7,002,851
Lundin Energy AB	167,130	5,734,388
Nibe Industrier AB, Class B	603,234	6,551,713
Sandvik AB	431,046	11,328,781
Sinch AB(a)	36,373	6,700,742
Skandinaviska Enskilda Banken AB, Class A	433,181	5,529,617
SKF AB, Class B	209,751	5,644,774
Svenska Cellulosa AB SCA, Class B	380,241	6,298,159
Svenska Handelsbanken AB, Class A	478,079	5,347,993
Security	Shares	Value

Sweden (continued)
Swedbank AB, Class A	309,318	$5,550,273
Tele2 AB, Class B	492,399	6,612,127
Telefonaktiebolaget LM Ericsson, Class B	1,065,609	14,115,404
Telia Co. AB	1,949,827	8,492,105
Volvo AB, Class A	277,839	7,444,015
Volvo AB, Class B	215,639	5,630,027
		217,539,359
Switzerland — 9.9%
ABB Ltd., Registered	629,623	21,449,896
Alcon Inc.	169,992	11,775,054
Barry Callebaut AG, Registered	2,533	5,791,962
Coca-Cola HBC AG	164,641	5,991,168
Credit Suisse Group AG, Registered	861,839	9,365,441
Geberit AG, Registered	14,829	10,711,585
Givaudan SA, Registered	4,409	19,646,722
Glencore PLC	3,700,895	16,835,533
Holcim Ltd., Registered	97,332	5,773,558
Julius Baer Group Ltd.	89,077	6,081,896
Kuehne + Nagel International AG, Registered	36,842	12,425,704
Logitech International SA, Registered	73,587	9,098,589
Lonza Group AG, Registered	37,029	23,797,977
Nestle SA, Registered	1,005,036	123,670,951
Novartis AG, Registered	717,483	62,841,481
Partners Group Holding AG	5,957	9,037,507
Roche Holding AG, Bearer	29,683	11,097,526
Roche Holding AG, NVS	226,193	78,451,622
SGS SA, Registered	4,411	13,722,317
Siemens Energy AG(a)	194,309	6,157,781
Sika AG, Registered	40,690	13,064,427
Sonova Holding AG, Registered(a)	26,894	9,534,425
Straumann Holding AG, Registered	4,154	6,491,101
Swiss Life Holding AG, Registered	12,463	6,455,034
Swiss Re AG	143,936	13,808,462
Swisscom AG, Registered	13,853	7,782,578
Temenos AG, Registered	37,766	5,793,054
UBS Group AG, Registered	1,256,089	20,316,303
Vifor Pharma AG	44,160	6,429,642
Zurich Insurance Group AG	52,027	21,703,467
		575,102,763
United Kingdom — 13.6%
3i Group PLC	463,187	8,150,504
Antofagasta PLC	483,834	10,592,641
Ashtead Group PLC	173,960	12,689,967
Associated British Foods PLC(a)	192,768	6,331,979
AstraZeneca PLC	482,497	54,991,916
Aviva PLC	1,399,897	8,157,808
BAE Systems PLC	1,393,694	10,380,109
Barclays PLC	5,453,144	14,160,699
Barratt Developments PLC	654,612	7,006,207
Berkeley Group Holdings PLC	101,319	6,715,134
BP PLC	10,101,758	44,005,834
British Land Co. PLC (The)	832,699	6,014,943
BT Group PLC(a)	3,634,134	8,995,589
Bunzl PLC	168,486	5,457,262
Burberry Group PLC(a)	230,634	6,978,566
Coca-Cola Europacific Partners PLC	113,196	6,850,622
Compass Group PLC(a)	550,470	12,548,231
Croda International PLC	109,616	10,848,804
DCC PLC	66,127	5,615,010

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Diageo PLC	984,377	$47,470,087
Entain PLC(a)	260,896	6,100,181
Experian PLC	218,185	8,359,520
Ferguson PLC	111,125	15,091,894
GlaxoSmithKline PLC	1,948,425	37,163,897
HSBC Holdings PLC	6,545,886	42,324,672
Informa PLC(a)	781,393	6,015,409
InterContinental Hotels Group PLC(a)	78,585	5,472,182
Intertek Group PLC	68,209	5,243,353
J Sainsbury PLC	1,565,274	5,892,230
Johnson Matthey PLC	145,618	6,281,614
Kingfisher PLC(a)	1,367,751	6,941,403
Legal & General Group PLC	2,303,358	9,286,009
Lloyds Banking Group PLC	27,188,910	19,225,360
London Stock Exchange Group PLC	108,358	11,626,983
Mondi PLC	346,434	9,355,841
National Grid PLC	1,718,594	22,939,724
Natwest Group PLC	2,448,765	7,175,744
Next PLC(a)	54,614	6,306,963
Ocado Group PLC(a)	203,872	5,454,583
Pearson PLC	450,388	5,236,421
Prudential PLC	811,850	17,274,072
Reckitt Benckiser Group PLC	251,806	22,712,528
RELX PLC	849,892	22,137,177
Rentokil Initial PLC	843,828	5,660,426
Rolls-Royce Holdings PLC(a)	3,892,793	5,898,536
RSA Insurance Group Ltd.	598,469	5,810,048
Sage Group PLC (The)	644,042	5,989,127
Schroders PLC	118,240	5,955,688
Segro PLC	838,520	12,398,852
Smith & Nephew PLC	273,792	5,963,981
Smiths Group PLC	262,672	5,760,625
Spirax-Sarco Engineering PLC	32,670	5,872,308
SSE PLC	545,316	11,901,904
St. James's Place PLC	321,359	6,357,434
Standard Chartered PLC	1,034,245	7,440,962
Standard Life Aberdeen PLC	1,471,510	5,725,970
Taylor Wimpey PLC	2,316,990	5,617,415
Tesco PLC.	2,625,724	8,311,107
Unilever PLC	860,946	51,603,985
Vodafone Group PLC	9,256,468	16,782,489
Whitbread PLC(a)	125,888	5,669,853
Wm Morrison Supermarkets PLC	2,243,211	5,627,731
Security	Shares	Value

United Kingdom (continued)
WPP PLC	488,601	$6,749,336
		788,677,449
Total Common Stocks — 98.8%
(Cost: $4,661,729,850)		5,734,780,475

Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	45,712	5,224,017
Sartorius AG, Preference Shares, NVS	11,597	5,734,796
Volkswagen AG, Preference Shares, NVS	37,680	10,476,460
		21,435,273
Total Preferred Stocks — 0.4%
(Cost: $17,646,354)		21,435,273

Short-Term Investments
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	24,999,820	25,014,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	11,740,000	11,740,000
		36,754,820
Total Short-Term Investments — 0.6%
(Cost: $36,753,922)		36,754,820
Total Investments in Securities — 99.8%
(Cost: $4,716,130,126)		5,792,970,568
Other Assets, Less Liabilities — 0.2%		9,290,560
Net Assets — 100.0%		$5,802,261,128

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,348,810	$6,674,047	(a)	$—	$(9,795)	$1,758	$25,014,820	24,999,820	$106,588	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	11,310,000	(a)	—	—	—	11,740,000	11,740,000	434		—
					$(9,795)	$1,758	$36,754,820		$107,022		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	40	06/17/21	$5,524	$101,567
Euro STOXX 50 Index	395	06/18/21	19,436	335,071
FTSE 100 Index	103	06/18/21	10,267	112,068
Mini TOPIX Index	79	06/10/21	13,871	65,159
				$613,865

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$76,476,850	$5,658,303,625	$—	$5,734,780,475
Preferred Stocks	—	21,435,273	—	21,435,273
Money Market Funds	36,754,820	—	—	36,754,820
	$113,231,670	$5,679,738,898	$—	$5,792,970,568
Derivative financial instruments(a)
Assets
Futures Contracts	$613,865	$—	$—	$613,865

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares